Silent Partnerships (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Jun. 28, 2023
Silent Partnerships [Line Items]
Silent partnership agreements description	the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR299,400 (approximately $341,740) (the “3% SPAs”). The Company is to repay the amount by December 31, 2025. The Company must pay a minimum of 3% interest per annum on the loans. The lender is entitled to 3% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. Upon the amounts coming due, the lender of the 3% SPAs has the option to demand an additional payment equal to 15% of the contribution as a final remuneration (the “Final Renumeration”). The Final Remuneration is considered to be the cost of issuing debt. The 3% SPAs were received at below market interest rates as part of a government program for COVID-19 relief. The initial fair value of the 3% SPAs was determined to be EUR218,120 (approximately $248,966), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3% SPAs of EUR81,280 ($92,774) has been recognized as government grant income during the period. During the year ended December 31, 2021 the Company received the remaining EUR200,000 ($236,640). The initial fair value of the 3.0% SPAs received was determined to be EUR230,000 (approximately $272,136), determined using an estimated effective interest rate of 11.5%. The initial fair value of the 3.0% SPAs received in 2021 was determined to be EUR156,549 (approximately $185,229), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3.0% SPAs received in 2021 of EUR43,451 (approximately $51,410) has been recognized as government grant income during the period
Agreed to lend a total		$ 57,071	€ 50,000	$ 343,830	€ 300,000
Convertible to common shares percentage			3.50%	8.00%	8.00%
Interest rate per annum			3.50%	8.00%	8.00%
Net income percent			0.50%
Per share (in Euro per share)			€ 1
Principal amount percentage			3.50%			92.00%
Net income percent				1.95%	1.95%
Additional payment percentage				30.00%	30.00%
Initial fair value rate				8.00%	8.00%
Initial fair value amount				$ 332,254	€ 289,900
SPAs [Member]
Silent Partnerships [Line Items]
Silent partnership agreements description	Between the years of 2013 to 2016, the Company entered into silent partnership agreements for loans totaling EUR798,694 (approximately $915,383) (the “8.5% SPAs”). Under the 8.5% SPAs, the Company is to repay EUR398,634 (approximately $408,496) of the loans by June 30, 2023 (such amounts were paid between the end of June and the beginning of July 2023) and EUR400,000 (approximately $409,859) of the loans matures on December 31, 2025. The Company must pay a minimum of 8.5% interest per annum on the loans. The lenders are entitled to 1.66% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the lenders of the 8.5% SPAs have the option to demand an additional payment equal to 30% of the principal of the loans as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8.5% SPAs was determined to be EUR772,568 (approximately $85,440), determined using an estimated effective interest rate of 11.5%. Under the agreements, the lenders also agreed to invest in the Company and contributed EUR676,366 (approximately $775,183) to acquire 27,752 shares of the Company between the years of 2013 and 2016. During the year ended December 31, 2020, EUR80,000 (approximately $99,527) of the 8.5% SPAs was extinguished as the lender, who is also a customer of the Company, elected to offset the debt amount against amounts in trade receivables due to the Company. The debtor did not demand the Final Remuneration, and the Company recognized a gain on the extinguishment of $8,214.
Convertible to common shares percentage			3.50%	8.00%	8.00%
Interest rate per annum			3.50%	11.50%	11.50%